IMPAIRMENT OF GOODWILL	12 Months Ended
Dec. 31, 2020
IMPAIRMENT OF GOODWILL
IMPAIRMENT OF GOODWILL	21. IMPAIRMENT OF GOODWILL During the year ended December 31, 2019, the Company recorded an impairment of goodwill of $38.7 million that arose on the Acquisition.